Cash flow information - Reconciliation of net cash flow to movement in net debt (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities
Beginning balance	₺ (134,547,646)	₺ (155,708,435)
Cash inflows	(151,854,999)	(76,664,627)
Cash outflows	159,497,342	90,505,600
Other non-cash movements	(69,104,544)	(44,035,383)
Inflation adjustment	37,607,355	51,355,199
Ending balance	(158,402,492)	(134,547,646)
Liabilities arising from financing activities, liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Beginning balance	(136,573,395)	(158,902,957)
Cash inflows	(142,107,358)	(83,755,661)
Cash outflows	150,361,303	98,086,566
Other non-cash movements	(68,202,044)	(44,439,994)
Inflation adjustment	37,872,368	52,438,651
Ending balance	(158,649,126)	(136,573,395)
Debt securities issued
Disclosure of reconciliation of liabilities arising from financing activities
Beginning balance	(48,584,119)	(60,224,298)
Cash inflows	(51,166,565)	(19,464,996)
Cash outflows	39,644,427	25,859,125
Other non-cash movements	(22,421,049)	(14,210,421)
Inflation adjustment	14,660,439	19,456,471
Ending balance	(67,866,867)	(48,584,119)
Loans and Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Beginning balance	(81,676,962)	(94,090,986)
Cash inflows	(90,940,793)	(64,290,665)
Cash outflows	101,680,015	65,650,854
Other non-cash movements	(24,976,749)	(20,107,978)
Inflation adjustment	20,616,547	31,161,813
Ending balance	(75,297,942)	(81,676,962)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Beginning balance	(6,312,314)	(4,587,673)
Cash outflows	9,036,861	6,576,587
Other non-cash movements	(20,804,246)	(10,121,595)
Inflation adjustment	2,595,382	1,820,367
Ending balance	(15,484,317)	(6,312,314)
Derivative Instruments, net
Disclosure of reconciliation of liabilities arising from financing activities
Beginning balance	2,025,749	3,194,522
Cash inflows	(9,747,641)	7,091,034
Cash outflows	9,136,039	(7,580,966)
Other non-cash movements	(902,500)	404,611
Inflation adjustment	(265,013)	(1,083,452)
Ending balance	₺ 246,634	₺ 2,025,749